Assumptions Used in Determining NTT CDBP's Projected Benefit Obligations, Based on Actuarial Computations (Detail)	Mar. 31, 2012	Mar. 31, 2011
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.90%	2.00%
Long-term rate of salary increases	2.90%	2.90%
NTT CDBP
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.90%	2.00%
Long-term rate of salary increases	3.30%	3.30%